Income taxes - Changes in deferred tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance of deferred tax liability, net	$ 428,215	$ 183,930	$ 94,287
Deferred ISR in profit or loss	278,400	245,569	85,731
Income tax effects recognized in other comprehensive income	(6,377)	(1,284)	3,912
Ending balance of deferred tax asset, net	$ 700,238	$ 428,215	$ 183,930